Note K - Intangible Assets and Goodwill - Amortization Expense (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
2023	$ 320,000
2024	320,000
2025	280,000
2026	230,000
2027	220,000
Thereafter	392,825
Total	$ 1,762,825	$ 1,298,077